Recent Developments (Details) (Convertible Debt [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Nov. 08, 2013
Subsequent Event [Line Items]
Aggregate principal amount of Bonds redeemed	$ 6.6
Subsequent Event [Member] | Repayment of Debt [Member]
Subsequent Event [Line Items]
Aggregate principal amount of Bonds redeemed	$ 6.6
Redemption price of the principal amount of Bonds (percent)	100.00%